Significant Acquisitions - U.S. East Coast Business (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 18, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value of Assets and Liabilities Acquired
Goodwill		$ 66,031	$ 66,031	$ 66,031
Hess Corporation U.S. East Coast Business Operations Acquisition
Purchase Price
Cash consideration to sellers	$ 127,390
Fair Value of Assets and Liabilities Acquired
Inventories	97,390
Lease agreement	1,915
Total fair value of assets and liabilites acquired	99,305
Goodwill	$ 28,085